GARTMORE MUTUAL FUNDS

    Gartmore Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Government Bond
     Fund, Gartmore Morley Enhanced Income Fund, Gartmore Money Market Fund

               Gartmore Bond Fund, Gartmore Tax-Free Income Fund,
                          Gartmore Government Bond Fund
                           Class X and Class Y Shares

                      Gartmore Long-Short Equity Plus Fund
          (to be renamed Gartmore U.S. Growth Leaders Long-Short Fund)

  Gartmore Micro Cap Equity Fund, Gartmore Millennium Growth Fund,
        Gartmore Value Opportunities Fund, Gartmore High Yield Bond Fund

       Gartmore Emerging Markets Fund, Gartmore International Growth Fund

   Gartmore Nationwide Leaders Fund, Gartmore U.S. Growth Leaders Fund,
                        Gartmore Worldwide Leaders Fund

                Gartmore Nationwide Fund, Gartmore Growth Fund,
          Gartmore Large Cap Value Fund, Gartmore Mid Cap Growth Fund, Gartmore Small Cap Fund (formerly Nationwide Small Cap Fund)

  Gartmore Global Financial Services Fund, Gartmore Global Health Sciences Fund,
              Gartmore Global Technology and Communications Fund,
                         Gartmore Global Utilities Fund

                Gartmore Investor Destinations Aggressive Fund,
           Gartmore Investor Destinations Moderately Aggressive Fund,
                        Gartmore Investor Moderate Fund,
          Gartmore Investor Destinations Moderately Conservative Fund,
                Gartmore Investor Destinations Conservative Fund

      Gartmore S&P 500 Index Fund (formerly Nationwide S&P 500 Index Fund), Gartmore Mid Cap Market Index Fund (formerly Nationwide Mid Cap Market Index
Fund), Gartmore Small Cap Index Fund (formerly Nationwide Small Cap Index Fund), Gartmore International Index Fund (formerly Nationwide International Index
      Fund), Gartmore Bond Index Fund (formerly Nationwide Bond Index Fund)

                    Gartmore Morley Capital Accumulation Fund

                        NorthPointe Small Cap Value Fund

                     Prospectus Supplement dated May 5, 2004
                       to Prospectuses dated March 1, 2004


                            Gartmore Convertible Fund
                     Prospectus Supplement dated May 5, 2004
                      to Prospectus dated December 15, 2003
                          (as revised January 26, 2004)

                         Gartmore Small Cap Growth Fund
                     Prospectus Supplement dated May 5, 2004
                       to Prospectus dated March 30, 2004

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective July 1, 2004, certain Gartmore Funds will either implement redemption/exchange fees or implement changes to their redemption/exchange fee policies.

1. Effective for purchases made on or after July 1, 2004, for the Prospectuses containing the Funds listed in the chart below, the following information is added as a new "Redemption Fees" section for certain Gartmore Funds which do not currently have a redemption fee or replaces the current "Redemption Fee" information for certain Gartmore Fund which are revising their redemption fee, as applicable, in the respective Prospectuses:

REDEMPTION  FEES

The Gartmore Funds listed below will each assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class) of such Fund after holding them for less than the minimum holding period. The redemption fee is paid directly to the applicable Fund and is designed to offset brokerage commissions and other costs associated with short-term trading of Fund shares. For the purpose of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale.

REDEMPTION  FEES  ADDED  OR  CHANGED

                                       MINIMUM
                                       HOLDING
                                        PERIOD
FUND                                    (DAYS)    FEE
------------------------------------------------------
CONCEPT SERIES
   Gartmore Micro Cap Equity Fund . .        90  2.00%
   Gartmore Millennium Growth Fund. .        90  2.00%
   Gartmore Value Opportunities Fund.        90  2.00%
   Gartmore High Yield Bond Fund. . .         5  2.00%

CORE EQUITY SERIES
   Gartmore Growth Fund . . . . . . .        30  2.00%
   Gartmore Large Cap Value Fund. . .        30  2.00%
   Gartmore Nationwide Fund . . . . .        30  2.00%
   Gartmore Mid Cap Growth Fund . . .        90  2.00%
   Gartmore Small Cap Fund. . . . . .        90  2.00%

CORE FIXED INCOME SERIES
   Gartmore Bond Fund . . . . . . . .         5  2.00%
   Gartmore Government Bond Fund. . .         5  2.00%
   Gartmore Tax-Free Income Fund. . .         5  2.00%

INDEX SERIES
   Gartmore Bond Index Fund . . . . .         5  2.00%
   Gartmore International Index Fund.         5  2.00%
   Gartmore Mid Cap Market Index Fund         5  2.00%
   Gartmore Small Cap Index Fund. . .         5  2.00%
   Gartmore S&P 500 Index Fund. . . .         5  2.00%

2. Effective July 1, 2004, the following information replaces the "Exchange Fees" section contained under the section "Excessive Trading" in each of the respective Prospectuses:

EXCHANGE  FEES

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these funds into another Gartmore Fund if you have held the shares of the fund with the exchange fee for less than the minimum holding period listed below:

                                                         MINIMUM
                                                         HOLDING
FUND                                          EXCHANGE    PERIOD
                                                 FEE      (DAYS)
-----------------------------------------------------------------
Gartmore Emerging Markets Fund . . . . . . .      2.00%        90
Gartmore Focus Fund. . . . . . . . . . . . .      2.00%        30
Gartmore Global Financial Services Fund. . .      2.00%        90
Gartmore Global Health Sciences Fund . . . .      2.00%        90
Gartmore Global Technology and
Communications Fund. . . . . . . . . . . . .      2.00%        90
Gartmore Global Utilities Fund . . . . . . .      2.00%        90
Gartmore International Growth Fund . . . . .      2.00%        90
Gartmore U.S. Growth Leaders Long-Short Fund      2.00%        90
Gartmore Nationwide Leaders Fund . . . . . .      2.00%        30
Gartmore Growth Fund . . . . . . . . . . . .      2.00%        30
Gartmore Nationwide Fund . . . . . . . . . .      2.00%        30
Gartmore U.S. Growth Leaders Fund. . . . . .      2.00%        30
Gartmore Worldwide Leaders Fund. . . . . . .      2.00%        90
Gartmore Small Cap Growth Fund . . . . . . .      2.00%        90
Gartmore Micro Cap Equity Fund . . . . . . .      2.00%        90
Gartmore Mid Cap Growth Fund . . . . . . . .      2.00%        90
Gartmore Millennium Growth Fund. . . . . . .      2.00%        90
Gartmore Large Cap Value Fund. . . . . . . .      2.00%        30
Gartmore Small Cap Fund. . . . . . . . . . .      2.00%        90
Gartmore Value Opportunities Fund. . . . . .      2.00%        90
Gartmore High Yield Bond Fund. . . . . . . .      2.00%         5
Gartmore Bond Fund . . . . . . . . . . . . .      2.00%         5
Gartmore Tax-Free Fund . . . . . . . . . . .      2.00%         5
Gartmore Government Bond Fund. . . . . . . .      2.00%         5
Gartmore S&P 500 Index Fund. . . . . . . . .      2.00%         5
Gartmore International Index Fund. . . . . .      2.00%         5
Gartmore Mid Cap Market Index Fund . . . . .      2.00%         5
Gartmore Small Cap Index Fund. . . . . . . .      2.00%         5
Gartmore Bond Index Fund . . . . . . . . . .      2.00%         5

The exchange fee is paid directly to the applicable fund whose shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

EXCEPTIONS TO THE REDEMPTION/EXCHANGE FEE. Only certain intermediaries have agreed to collect the Fund's redemption or exchange fee from their customer's accounts. In addition, the redemption or exchange fee does not apply to certain types of accounts held through intermediaries, including:

-    Certain  broker  wrap  fee  and  other  fee-based  programs

- Certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption or exchange fee on its underlying customers' accounts; and

- Certain intermediaries that do not or can not report to the Fund sufficient information to impose a redemption or exchange fee on their customers' accounts.

To the extent that a redemption fee or exchange fee cannot be collected on particular transactions and excessive trading occurs, then the remaining Fund shareholders bear the expense of such frequent trading. In addition, the redemption or exchange fee does not apply to:

-    Shares  sold  or  exchanged  under  regularly  scheduled  withdrawal  plans

-    Shares  purchased  through  reinvested  dividends  or  capital  gains

- Shares sold following the death or disability of a shareholder; with respect to the disability of a shareholder, the shareholder's determination of disability and subsequent sale must have occurred within the 90 day (or 30 day) period the fee is active. In addition, if shares are exchanged into the Gartmore Money Market Fund following the death or disability of a shareholder, the exchange fee will not apply

- Shares sold in connection with mandatory withdrawals from traditional IRAs after age 70-1/2 years and other required distributions from retirement accounts

- Shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction

With respect to shares sold or exchanged following the death or disability of a shareholder, in connection with a required distribution from a retirement account, or within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the redemption or exchange fee should not apply. You may have to produce evidence that you qualify for the exception before you will receive it.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE